Other Income/(Expense), Net (Tables)	12 Months Ended
Dec. 31, 2021
Other Income And Expenses [Abstract]
Schedule of Other Income/(Expense), Net

	Years ended December 31,
(In thousands)	2019	2020	2021
Foreign exchange losses, net	(1,893)	(153)	(1,106)
Government grants (note)	1,662	2,283	1,012
Gains on disposal of property and equipment, net	339	375	94
Fair value gains/(losses) on other investments	—	4,909	(12,363)
Others	182	140	487
Total	290	7,554	(11,876)

Note:

Government grants mainly represent amounts received from central and local governments in connection with the Group’s investments in local business districts and contributions to technology development.